ATA Creativity Global ("Parent Company") - Condensed Balance Sheets (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	¥ 154,197,758	$ 22,149,122	¥ 190,586,342
Prepaid expenses and other current assets	16,490,369	2,368,693	7,836,092
Subscription receivable	8,530,931	1,225,392
Loan receivable, net	4,126,502	592,735	14,532,685
Total assets	676,089,833	97,114,228	335,138,771
Accrued expenses and other payables	47,747,054	6,858,437	18,111,939
Total liabilities	325,558,213	46,763,513	19,745,915
Common shares	4,692,312	674,008	3,534,871
Treasury shares	(27,737,073)	(3,984,181)	(27,737,073)
Additional paid-in capital	560,814,066	80,555,900	410,195,990
Accumulated other comprehensive loss	(37,478,167)	(5,383,402)	(38,288,364)
Accumulated deficit	(200,151,065)	(28,749,902)	(71,888,585)
Total shareholders’ equity attributable to ATA Creativity Global	300,140,073	43,112,423	275,816,839
Total liabilities, mezzanine equity and shareholders’ equity	676,089,833	97,114,228	335,138,771
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	77,996,136	11,203,444	15,396,381
Prepaid expenses and other current assets	13,154	1,888	3,104
Subscription receivable	8,530,931	1,225,392
Loan receivable, net	4,126,502	592,735	14,532,685
Investments in subsidiaries	213,391,690	30,651,798	247,870,563
Total assets	304,058,413	43,675,257	277,802,733
Accrued expenses and other payables	3,918,340	562,834	1,985,894
Total liabilities	3,918,340	562,834	1,985,894
Common shares	4,692,312	674,008	3,534,871
Treasury shares	(27,737,073)	(3,984,181)	(27,737,073)
Additional paid-in capital	560,814,066	80,555,900	410,195,990
Accumulated other comprehensive loss	(37,478,167)	(5,383,402)	(38,288,364)
Accumulated deficit	(200,151,065)	(28,749,902)	(71,888,585)
Total shareholders’ equity attributable to ATA Creativity Global	300,140,073	43,112,423	275,816,839
Total liabilities, mezzanine equity and shareholders’ equity	¥ 304,058,413	$ 43,675,257	¥ 277,802,733